Selling, General and Administrative Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Selling, General and Administrative Expenses
Employee compensation	¥ 4,532,553		¥ 2,894,308	¥ 1,687,945
Marketing and promotional expenses	1,775,539		1,428,290	675,142
Rental and related expenses	1,336,575		845,512	498,601
Professional services	944,160		521,327	307,658
IT consumable, office supply and other low value consumable	545,498		247,828	69,954
Depreciation and amortization expenses	484,363		337,708	325,478
Other Taxes and Surcharges	285,076		198,572	70,220
Travel and entertainment expenses	162,924		80,726	39,328
Expected credit losses	48,707	$ 7,062	54,332	9,654
Others	421,724		269,529	248,291
Total	¥ 10,537,119	$ 1,527,739	¥ 6,878,132	¥ 3,932,271